Results of Operations - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of reporting entity [line items]
Total R&D expenses	€ 11,141		€ 12,706
Research and development expense increase percentage	12.00%
Total general and administrative expenses	€ 300
Clinical Development Milestone Payments	105
Operating loss	(16,555)		(15,950)
Increase in operating loss	600
Interest expense on finance leases	131		150
Increase in loss for the period	600
Loss for the period	(16,597)	€ (12,667)	(15,965)
Change in value of interest income bank account	200
Other income	2,026		1,311
Research and Development [Member]
Disclosure of reporting entity [line items]
Other income	400
Finance Leases [Member]
Disclosure of reporting entity [line items]
Interest expense on finance leases	100
Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure of reporting entity [line items]
Grant income recoverable cash advances received	200
Regional Government [Member]
Disclosure of reporting entity [line items]
Grant income recoverable cash advances received	800
Contingent consideration and other financial liabilities [member]
Disclosure of reporting entity [line items]
Income on fair value adjustment	2,400
Expense on fair value adjustment			€ 400
Walloon Region [Member]
Disclosure of reporting entity [line items]
Grant income recoverable cash advances received	1,400
Contracted recoverable cash advances	600
Liability component of the cash settlement	€ 800